Note 7 - Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Feb. 28, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Monthly Rent Payment		$ 4,700				$ 4,700				$ 4,700
Operating Lease, Rent Expense, Annual Increase In Rent, Percent		2.00%
Sublease Income						12,000			$ 12,000	37,000	$ 32,000
Operating Lease, Payments						34,000			21,000	109,000	91,000	$ 129,000	$ 138,000
License Agreements Expense						221,000			315,000	552,000	815,000
Stock Issued During Period, Value, New Issues							$ 69,000	$ 141,000
Houston Pharmaceuticals, Inc [Member]
Related Party Transaction, Amounts of Transaction						59,000			59,000	176,000	176,000
MD Anderson [Member]
License Agreements Expense						64,000			56,000	193,000	189,000	$ 264,000	$ 267,000
Payments For Research And Development Agreement				$ 1,300,000
MD Anderson [Member] | Subsequent Event [Member]
Payments For Research And Development Agreement	$ 800,000
WPD Pharmaceuticals [Member] | License Termination [Member]
Payments for Termination of Commitment			$ 700,000
Stock Issued During Period, Value, New Issues			$ 800,000					$ 800,000
Stock Issued During Period, Shares, New Issues (in shares)			822,115					822,115
WPD Pharmaceuticals [Member] | Subsequent Event [Member]
Payments for Termination of Commitment			$ 700,000
Exploration Invest Pte Ltd. (Exploration) [Member]
Payments for Termination of Commitment					$ 400,000
License Terminations Expense						$ 1,500,000			$ 400,000	$ 1,500,000	$ 400,000